ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2012
Receivables [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]

Accounts receivable consisted of the following:

	2012	2011
Amount billed	$8,709,121	$10,521,420
Retainage, subsequent to completion of contracts and acceptance by the owners	1,247,243	3,289,119
Accounts receivable	9,956,364	13,810,539
Less: Allowance for doubtful accounts	(1,873,805)	(1,502,862)
Accounts receivables, net	$8,082,559	$12,307,677